RELATED PARTY TRANSACTIONS (Details) (Florence Signorello [Member], USD $)	1 Months Ended
Oct. 31, 2009
Florence Signorello [Member]
Related Party Transaction [Line Items]
Common stock issued in connection with subscription receivable, shares	2,000,000
Stock issued, price per share	$ 0.042
Common stock issued in connection with subscription receivable	$ 83,000
Common stock, price per share	$ 0.145